UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               MARCH 31, 2002
                                                      --------------------------

Check here if Amendment [  ] ;  Amendment Number:
                                                    ---------
       This Amendment (Check only one.):  [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------

Form 13F File Number:          028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ SHANNA S. Sullivan              GREENWICH, CT            MAY 3, 2002
 ----------------------------    --------------------------    ---------------
         (Signature)                    (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:  Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         65
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,464,936
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                      NONE

                                                                  Form 13F
                    Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                             3/31/02

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             Item 1               Item 2   Item 3         Item 4   Item 5          Item 6         Item 7           Item 8
         Name of Issuer           Title    Cusip      Mkt. Value   Shares   Investment Discretion  Mgrs.      Voting Authority
                                                                            ---------------------             ----------------
                                   of      Number        x $1000             Sole  Shared Other           Sole     Shared    None
                                  Class                                       (A)   (B)    (C)             (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

AFLAC                            COMMON    001055102      79,615   2,698,800   X                        2,361,100        0   337,700
Aetna Life & Casualty Co.        COMMON    00817Y108      76,211   1,963,200   X                        1,725,100        0   238,100
Allstate Corporation             COMMON    020002101      81,209   2,150,100   X                        1,885,800        0   264,300
Ambac Financial Group, Inc       COMMON    023139108      74,337   1,258,450   X                        1,105,700        0   152,750
A O N Corporation                COMMON    037389103     103,415   2,954,700   X                        2,591,800        0   362,900
BMC Software                     COMMON    055921100         321      16,500   X                                0        0    16,500
Berkshire Hathaway, Inc.         COMMON    084670108     110,561       1,555   X                            1,359        0       196
Boston Scientific Corporation    COMMON    101137107      43,604   1,737,900   X                        1,519,500        0   218,400
Broadwing Inc.                   COMMON    111620100         116      16,600   X                           16,600        0         0
CVS Corporation                  COMMON    126650100       6,712     195,500   X                          195,500        0         0
Cendant Corporation              COMMON    151313103      14,604     760,600   X                          685,800        0    74,800
CenturyTel, Inc.                 COMMON    156700106     108,688   3,196,700   X                        2,789,100        0   407,600
CitiGroup, Inc.                  COMMON    172967101       1,538      31,053   X                                0        0    31,053
Citizen's Communications         COMMON    17453B101      86,772   8,071,800   X                        7,049,300        0 1,022,500
Compuware Corporation            COMMON    205638109      15,628   1,210,500   X                        1,054,400        0   156,100
Constellation Energy Group       COMMON    210371100      77,344   2,507,100   X                        2,202,000        0   305,100
Convergys Corporation            COMMON    212485106      95,538   3,230,900   X                        2,833,200        0   397,700
Countrywide Credit Industries    COMMON    222372104      31,030     693,400   X                          608,900        0    84,500
Cypress Semiconductor Corp.      COMMON    232806109      57,932   2,518,800   X                        2,203,100        0   315,700
Dana Corporation                 COMMON    235811106      17,310     806,251   X                          690,600        0   115,651
Walt Disney Holding Company      COMMON    254687106       2,234      96,800   X                           96,800        0         0
Dover Corporation                COMMON    260003108      15,027     366,500   X                          306,000        0    60,500
Duke Energy Corporation          COMMON    264399106      77,622   2,053,500   X                        1,804,300        0   249,200
Dynegy Inc. (Holding Co.)        COMMON    26816Q101      20,657     712,300   X                          624,200        0    88,100
Eaton Corporation                COMMON    278058102      71,862     887,400   X                          781,700        0   105,700
El Paso Corporation              COMMON    28336L109      28,135     639,000   X                          559,200        0    79,800
Electronic Data Systems Co.      COMMON    285661104      83,134   1,433,600   X                        1,254,600        0   179,000
Engelhard Corporation            COMMON    292845104      79,539   2,563,300   X                        2,256,300        0   307,000
Equifax Incorporated             COMMON    294429105      95,297   3,187,200   X                        2,797,500        0   389,700
Freddie Mac                      COMMON    313400301      65,955   1,040,800   X                          909,200        0   131,600
Fannie Mae                       COMMON    313586109       1,973      24,700   X                                0        0    24,700
HCA, Inc.                        COMMON    404119109      78,392   1,778,400   X                        1,565,200        0   213,200
IMS Health, Inc.                 COMMON    449934108      82,452   3,672,700   X                        3,217,100        0   455,600
International Business Machines  COMMON    459200101         213       2,048   X                                0        0     2,048
Interpublic Group of Cos.        COMMON    460690100     116,381   3,395,000   X                        2,986,300        0   408,700
J P Morgan Chase & Co.           COMMON    46625H100      26,003     729,400   X                          645,700        0    83,700
KB Home Corporation              COMMON    48666K109         477      11,000   X                                0        0    11,000
Kimberly-Clark Company           COMMON    494368103      66,363   1,026,500   X                          897,500        0   129,000
Kinder Morgan Inc.               COMMON    49455P101      28,487     588,200   X                          516,600        0    71,600
Kroger Company                   COMMON    501044101     107,268   4,840,600   X                        4,230,600        0   610,000
Liberty Media Corporation        COMMON    530718105      97,116   7,683,200   X                        6,737,600        0   945,600
Carolina Group                   COMMON    540424207       2,249      75,000   X                           34,500        0    40,500
Lyondell Chemical Company        COMMON    552078107      16,896   1,017,200   X                          885,100        0   132,100
MBIA Inc.                        COMMON    55262C100      70,906   1,296,500   X                        1,138,600        0   157,900
Marathon Oil Corporation         COMMON    565849106      80,306   2,788,400   X                        2,436,300        0   352,100
Masco Corporation                COMMON    574599106         453      16,500   X                           16,500        0         0
Merck & Co. Inc.                 COMMON    589331107         829      14,400   X                                0        0    14,400
Mylan Labs, Inc.                 COMMON    628530107      52,810   1,792,600   X                        1,573,300        0   219,300
Omnicare, Inc.                   COMMON    681904108      81,657   3,154,000   X                        2,769,500        0   384,500
Oxford Health Plans, Inc.        COMMON    691471106      48,673   1,164,700   X                        1,020,700        0   144,000
Philip Morris Co.s Inc.          COMMON    718154107       1,427      27,100   X                                0        0    27,100
Presidential Life Corporation    COMMON    740884101         228      10,000   X                                0        0    10,000
Principal Financial Group        COMMON    74251V102       3,681     145,500   X                          145,500        0         0
Republic Services Inc.           COMMON    760759100      99,456   5,324,200   X                        4,673,200        0   651,000
Safeway, Inc.                    COMMON    786514208     110,799   2,461,100   X                        2,155,200        0   305,900
Sprint Corporation               COMMON    852061100      59,574   3,896,300   X                        3,409,900        0   486,400
Storage Technology Corporation   COMMON    862111200      29,244   1,364,000   X                        1,192,400        0   171,600
TJX Companies, Inc.              COMMON    872540109      17,216     430,300   X                          351,900        0    78,400
Telephone & Data Systems         COMMON    879433100      71,130     806,000   X                          717,500        0    88,500
Textron Incorporated             COMMON    883203101     111,674   2,185,400   X                        1,921,400        0   264,000
Thermo Electron Corporation      COMMON    883556102      88,540   4,271,100   X                        3,736,200        0   534,900
Triad Hospitals, Inc.            COMMON    89579K109      80,972   2,355,200   X                        2,065,600        0   289,600
U.S. Bancorp                     COMMON    902973304     109,941   4,871,100   X                        4,268,900        0   602,200
Watson Pharmaceuticals, Inc.     COMMON    942683103      71,520   2,640,100   X                        2,310,500        0   329,600
Weatherford International        COMMON    947074100      27,687     581,300   X                          507,700        0    73,600


   Totals:                           65                3,464,936